Segment information (Geographic data - Revenues) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 538.1	$ 750.0	$ 1,038.2
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	409.4	539.1	618.1
India
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46.0	0.0	0.0
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45.2	60.9	85.3
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36.9	40.1	0.0
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.2	53.8	88.7
Gabon
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.2	21.2	0.0
Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	17.8	0.0
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	0.0	205.5
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0.2	$ 17.1	$ 40.6